UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices)	(Zip code)

Mark Bell, President, TD Asset Management USA Funds  Inc., 31 West 52nd Street, NY, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-827-7061

Date of fiscal year end:     October 31, 2009

Date of reporting period:     January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED–5.3%
$ 99,700,000	Old Line Funding LLC, 0.20%, due 2/2/09 (LIQ: Old Line Funding LLC; Royal Bank of Canada) (Note B)	$99,699,446
97,900,000	Old Line Funding LLC, 1.56%, due 2/4/09 (LIQ: Old Line Funding LLC; Royal Bank of Canada) (Note B)	97,887,355
100,000,000	Old Line Funding LLC, 0.20%, due 2/5/09 (LIQ: Old Line Funding LLC; Royal Bank of Canada) (Note B)	99,997,778
100,000,000	Old Line Funding LLC, 1.56%, due 2/17/09 (LIQ: Old Line Funding LLC; Royal Bank of Canada) (Note B)	99,931,111
101,235,000	Old Line Funding LLC, 1.46%, due 2/20/09 (LIQ: Old Line Funding LLC; Royal Bank of Canada) (Note B)	101,157,527
100,000,000	Old Line Funding LLC, 0.35%, due 4/8/09 (LIQ: Old Line Funding LLC; Royal Bank of Canada) (Note B)	99,935,833
83,000,000	Ticonderoga Funding, LLC, 0.21%, due 2/3/09 (Credit: Bank of America, N.A.) (Note B)	82,999,032
252,500,000	Ticonderoga Funding, LLC, 0.28%, due 2/6/09 (Credit: Bank of America, N.A.) (Note B)	252,490,156
75,000,000	Ticonderoga Funding, LLC, 1.51%, due 2/11/09 (Credit: Bank of America, N.A.) (Note B)	74,968,750
		1,009,066,988

	BANKS—10.3%
75,000,000	Banco Bilbao Vizcaya Argentina, S.A., 2.20%, due 2/20/09	74,913,313
150,000,000	Bank of Nova Scotia, 1.86%, due 2/24/09	149,822,708
200,000,000	Bank of Nova Scotia, 0.32%, due 3/4/09	199,944,889
200,000,000	HSBC USA, Inc., 1.91%, due 2/2/09	199,989,444
70,000,000	HSBC USA, Inc., 2.38%, due 2/3/09	69,990,783
225,000,000	Lloyds TSB Bank PLC, 0.79%, due 3/17/09	224,782,750
100,000,000	Royal Bank of Scotland, 0.76%, due 3/13/09	99,915,556
125,000,000	Royal Bank of Scotland, 1.05%, due 4/13/09	124,741,146
100,000,000	Westpac Banking Corp., NY, 1.70%, due 2/5/09 (Note B)	99,981,194
400,000,000	Westpac Banking Corp., NY, 0.20%, due 2/9/09 (Note B)	399,982,222
40,000,000	Westpac Banking Corp., NY, 2.22%, due 3/9/09 (Note B)	39,912,000
200,000,000	Westpac Banking Corp., NY, 0.35%, due 3/11/09 (Note B)	199,926,111
100,000,000	Westpac Banking Corp., NY, 0.53%, due 4/23/09 (Note B)	99,880,750
		1,983,782,867

	DOMESTIC/FOREIGN BANK SUPPORTED —31.7%
100,000,000	BNP Paribas, 0.23%, due 2/18/09 (GTY: BNP Paribas)	99,989,139
100,000,000	BNP Paribas, 0.21%, due 2/20/09 (GTY: BNP Paribas)	99,988,917
125,000,000	BNP Paribas, 0.18%, due 2/23/09 (GTY: BNP Paribas)	124,986,250
75,000,000	BNP Paribas, 0.35%, due 3/2/09 (GTY: BNP Paribas)	74,978,854
175,000,000	BNP Paribas, 0.50%, due 3/18/09 (GTY: BNP Paribas)	174,890,712
200,000,000	BNP Paribas, 0.75%, due 4/21/09 (GTY: BNP Paribas)	199,670,833
150,000,000	Canadian Imperial Holding, 2.21%, due 2/12/09 (GTY: Canadian Imperial Bank of Commerce)	149,899,213
175,000,000	Canadian Imperial Holding, 0.34%, due 3/20/09 (GTY: Canadian Imperial Bank of Commerce)	174,922,319
150,000,000	Canadian Imperial Holding, 0.73%, due 3/25/09 (GTY: Canadian Imperial Bank of Commerce)	149,841,833
150,000,000	Canadian Imperial Holding, 0.73%, due 3/30/09 (GTY: Canadian Imperial Bank of Commerce)	149,826,625
200,000,000	Canadian Imperial Holding, 0.25%, due 4/20/09 (GTY: Canadian Imperial Bank of Commerce)	199,891,667
50,000,000	CBA (Delaware) Finance, 1.86%, due 2/10/09 (GTY: Commonwealth Bank of Australia)	49,976,875
100,000,000	CBA (Delaware) Finance, 1.98%, due 2/23/09 (GTY: Commonwealth Bank of Australia)	99,879,611
200,000,000	CBA (Delaware) Finance, 0.29%, due 3/6/09 (GTY: Commonwealth Bank of Australia)	199,946,833
250,000,000	CBA (Delaware) Finance, 0.54%, due 3/23/09 (GTY: Commonwealth Bank of Australia)	249,812,500
225,000,000	CBA (Delaware) Finance, 0.39%, due 4/14/09 (GTY: Commonwealth Bank of Australia)	224,824,500
98,000,000	ING (US) Funding LLC, 0.25%, due 2/3/09 (GTY: ING Bank N.V.) (Note B)	97,998,639
196,000,000	ING (US) Funding LLC, 0.33%, due 2/4/09 (GTY: ING Bank N.V.) (Note B)	195,994,610
200,000,000	ING (US) Funding LLC, 0.35%, due 2/9/09 (GTY: ING Bank N.V.) (Note B)	199,984,444
100,000,000	ING (US) Funding LLC, 0.33%, due 2/25/09 (GTY: ING Bank N.V.) (Note B)	99,978,000
98,000,000	ING (US) Funding LLC, 0.28%, due 3/12/09 (GTY: ING Bank N.V.) (Note B)	97,970,273
125,000,000	ING (US) Funding LLC, 0.90%, due 4/23/09 (GTY: ING Bank N.V.) (Note B)	124,746,875
100,000,000	National Australia Funding, 1.81%, due 2/10/09 (LOC: National Australia Bank)	99,955,000
250,000,000	National Australia Funding, 0.59%, due 3/9/09 (LOC: National Australia Bank)	249,852,500
50,000,000	National Australia Funding, 0.67%, due 3/17/09 (LOC: National Australia Bank)	49,959,056
125,000,000	National Australia Funding, 0.54%, due 4/17/09 (LOC: National Australia Bank)	124,859,375

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	DOMESTIC/FOREIGN BANK SUPPORTED (Continued)
$ 185,000,000	Rabobank USA Financial, 0.19%, due 2/25/09 (GTY: Rabobank Nederland)	$184,976,567
200,000,000	Rabobank USA Financial, 0.19%, due 2/26/09 (GTY: Rabobank Nederland)	199,973,611
150,000,000	Rabobank USA Financial, 0.49%, due 4/22/09 (GTY: Rabobank Nederland)	149,836,667
200,000,000	Santander Central Hispanico Finance, 0.33%, due 2/5/09 (GTY: WestLB AG)	199,992,667
300,600,000	Santander Central Hispanico Finance, 0.18%, due 2/11/09 (GTY: WestLB AG)	300,584,970
150,000,000	Scotiabanc, Inc., 0.19%, due 2/10/09 (GTY: Bank of Nova Scotia)	149,992,875
98,000,000	Scotiabanc, Inc., 0.19%, due 2/13/09 (GTY: Bank of Nova Scotia)	97,993,793
150,000,000	Scotiabanc, Inc., 0.19%, due 3/13/09 (GTY: Bank of Nova Scotia)	149,968,333
100,000,000	Scotiabanc, Inc., 0.29%, due 4/13/09 (GTY: Bank of Nova Scotia)	99,942,806
175,000,000	Societe Generale, N.A., 0.31%, due 2/12/09 (GTY: Societe Generale)	174,983,424
100,000,000	Societe Generale, N.A., 0.31%, due 2/23/09 (GTY: Societe Generale)	99,981,056
200,000,000	Societe Generale, N.A., 0.38%, due 3/2/09 (GTY: Societe Generale)	199,938,778
200,000,000	Societe Generale, N.A., 0.70%, due 3/23/09 (GTY: Societe Generale)	199,805,556
125,000,000	Societe Generale, N.A., 0.87%, due 4/29/09 (GTY: Societe Generale)	124,737,188
		6,097,333,742

	INDUSTRIALS & OTHER COMMERCIAL PAPER—14.8%
99,000,000	Export Development Canada, 1.11%, due 5/7/09	98,712,625
99,000,000	Export Development Canada, 1.46%, due 6/2/09	98,517,513
20,000,000	Export Development Canada, 0.55%, due 6/10/09	19,960,583
99,000,000	Export Development Canada, 0.96%, due 9/4/09	98,438,313
100,000,000	Export Development Canada, 1.06%, due 9/8/09	99,361,250
200,000,000	KFW, 0.19%, due 2/12/09 (GTY: Republic of Germany) (Note B)	199,988,389
175,000,000	KFW, 0.23%, due 2/24/09 (GTY: Republic of Germany) (Note B)	174,974,285
50,000,000	KFW, 0.25%, due 2/25/09 (GTY: Republic of Germany) (Note B)	49,991,667
200,000,000	KFW, 0.26%, due 2/27/09 (GTY: Republic of Germany) (Note B)	199,962,444
200,000,000	KFW, 0.25%, due 3/24/09 (GTY: Republic of Germany) (Note B)	199,929,167
243,000,000	Province of Ontario, 0.53%, due 3/16/09	242,846,168
126,200,000	Province of Ontario, 0.34%, due 4/8/09	126,121,335
99,000,000	Province of Ontario, 1.21%, due 5/14/09	98,663,400
99,000,000	Province of Ontario, 1.21%, due 5/21/09	98,640,300
99,000,000	Province of Ontario, 1.21%, due 5/28/09	98,617,200
99,000,000	Province of Ontario, 1.21%, due 6/4/09	98,594,100
200,000,000	Province of Quebec, 1.71%, due 3/5/09	199,697,778
200,000,000	Province of Quebec, 1.66%, due 3/6/09	199,697,500
197,000,000	Province of Quebec, 1.51%, due 3/10/09	196,696,292
98,000,000	Total Capital Canada, 0.65%, due 2/13/09 (GTY: Total S.A.)	97,978,767
150,000,000	Total Capital Canada, 0.32%, due 3/9/09 (GTY: Total S.A.)	149,952,000
		2,847,341,074

	TOTAL COMMERCIAL PAPER—62.1%	11,937,524,670

	CERTIFICATES OF DEPOSIT—20.3%
300,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.25%, due 2/6/09	300,000,000
147,000,000	Bank of Montreal, 0.34%, due 2/23/09	147,000,000
250,000,000	Bank of Montreal, 0.30%, due 3/2/09	250,001,944
200,000,000	Bank of Montreal, 0.29%, due 3/3/09	200,000,000
200,000,000	Bank of Montreal, 0.29%, due 3/4/09	200,000,000
150,000,000	Barclays Bank PLC, 0.20%, due 2/10/09	150,000,000
250,000,000	Barclays Bank PLC, 2.15%, due 2/13/09	250,000,000
200,000,000	Barclays Bank PLC, 2.26%, due 2/19/09	200,000,000
50,000,000	BNP Paribas, 2.29%, due 2/10/09	50,000,124
150,000,000	Chase Bank PLC, 0.20%, due 2/6/09	150,000,000
150,000,000	Chase Bank PLC, 0.20%, due 2/12/09	150,000,000
250,000,000	Chase Bank PLC, 1.75%, due 2/18/09	250,000,000
100,000,000	Chase Bank PLC, 1.50%, due 2/19/09	100,000,000
150,000,000	Chase Bank PLC, 0.25%, due 3/19/09	150,000,000
99,000,000	Credit Agricole, S.A., 3.05%, due 2/6/09	99,002,730
198,000,000	Lloyds TSB Bank PLC, 2.30%, due 2/9/09	198,008,752
150,000,000	National Australia Funding, 1.84%, due 2/20/09	150,000,000
294,700,000	Rabobank USA Financial, 1.00%, due 3/12/09	294,907,298
200,000,000	Svenska Handelsbanken, Inc., 0.22%, due 2/17/09	200,000,000
100,000,000	Svenska Handelsbanken, Inc., 0.30%, due 2/27/09	100,000,722
198,000,000	Svenska Handelsbanken, Inc., 1.35%, due 3/31/09	198,270,811
125,000,000	Svenska Handelsbanken, Inc., 0.50%, due 4/16/09	125,000,000
		3,912,192,382

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—6.2%
$ 205,000,000	Fannie Mae Discount Notes, 0.08%, due 3/12/09 (Notes D, E)	$204,982,233
100,000,000	Fannie Mae Discount Notes, 0.35%, due 4/1/09 (Notes D, E)	99,942,639
275,000,000	Federal Home Loan Bank Discount Notes, 0.27%, due 3/31/09 (Note D)	274,880,375
134,000,000	Freddie Mac Discount Notes, 1.76%, due 2/17/09 (Notes D, E)	133,895,778
175,000,000	Freddie Mac Discount Notes, 1.96%, due 3/5/09 (Notes D, E)	174,696,667
100,000,000	Freddie Mac Discount Notes, 1.85%, due 3/9/09 (Notes D, E)	99,816,400
200,000,000	Freddie Mac Discount Notes, 0.50%, due 7/7/09 (Notes D, E)	199,566,667
		1,187,780,758
	CORPORATE OBLIGATIONS

	DOMESTIC/FOREIGN BANK SUPPORTED—0.4%
3,685,000	Anacortes Class Assets LLC, Ser. 2003, 1.75% (LOC: Bank of America, N.A.) (Note C)	3,685,000
1,800,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 1.50% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,800,000
44,795,000	Corp. Fin. Mngrs, Inc., Integrated Loan Prog., Pooled Adj. Rate Tax. Demand Bonds, Ser. B, 1.25% (LOC: Wells Fargo Bank, N.A.) (Note C)	44,795,000
11,695,000	Country Class Assets, LLC, Ser. 2004A, 1.75% (LOC: Bank of America, N.A.) (Note C)	11,695,000
3,060,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003, 1.50% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,060,000
835,000	Lauren Co LLC, Adj. Rate Demand Bonds, 1.50% (LOC: Wells Fargo Bank, N.A.) (Note C)	835,000
1,325,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 1.50% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,325,000
7,575,000	Riddle Memorial Hospital Healthcare Center III Assoc., Tax. Adj. Rate Demand Bonds, Ser. 2003, 1.50% (LOC: PNC Bank, N.A.) (Note C)	7,575,000
2,365,000	Sound Class Assets LLC, Ser. 2005, 1.75% (LOC: Bank of America, N.A.) (Note C)	2,365,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, 1.50% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000
		78,635,000

	FOREIGN GOVERNMENT—2.4%
399,200,000	Export Development Canada, 0.65%, due 12/24/09 (Note A)	396,865,721
61,545,000	Province of Quebec, 5.00%, due 7/17/09 (Note A)	62,608,715
		459,474,436

	TOTAL CORPORATE OBLIGATIONS—2.8%	538,109,436

	TAXABLE MUNICIPAL OBLIGATIONS—1.0%
71,961,000	City of Austin, TECP, 0.30% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	71,961,000
14,800,000	Illinois DFA, American College of Surgeons Project, 0.61% (LOC: Northern Trust Company) (Note C)	14,800,000
8,850,000	Mississippi Business Finance Corp, Ser. B, 1.41% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,850,000
8,340,000	New Hampshire Business Finance Authority, Pottery Barn, Inc. Project, 1.50% (LOC: Bank of America, N.A.) (Note C)	8,340,000
22,960,000	NYC HDC, Foundation of Seacoast Health Project, Ser. B, 1.10% (LOC: Fleet Bank, N.A.) (Note C)	22,960,000
27,685,000	State of Texas, Chelsea Centro Project, 0.65% (LOC: Bayerische Landesbank GZ) (Note C)	27,685,000
29,000,000	Port Bellingham IDA, BP West Coast Prods. LLC Proj., 0.55% (LOC: BP West Products, LLC) (Note C)	29,000,000
10,000,000	Minnesota State, Office of Higher Education, Ser. A, 2.00% (LOC: U.S. Bank, N.A.) (Note C)	10,000,000
		193,596,000

	U.S. TREASURY OBLIGATION—0.4%
75,000,000	U.S. Treasury Bills, 0.69%, due 4/16/09 (Note D)	74,893,703

	REPURCHASE AGREEMENTS
300,000,000	Bank of America Securities LLC
	• 0.25% dated 1/30/09, due 2/2/09 in the amount of $300,006,250
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-6.25%, maturity range 4/15/09-6/15/38, value $306,000,239	300,000,000

960,000,000	Barclays Capital, Inc.
	• 0.26% dated 1/30/09, due 2/2/09 in the amount of $960,020,800
	• fully collateralized by a Fannie Mae & Freddie Mac, coupon
	range 4.10%-4.34%, maturity range 12/18/17-12/17/18, value $979,200,470	960,000,000

581,620,000	Deutsche Bank Securities Inc.
	• 0.27% dated 1/30/09, due 2/2/09 in the amount of $581,633,086
	• fully collateralized by various U.S. government obligations, coupon
	range 4.75%-5.50%, maturity range 11/19/12-3/15/16, value $593,253,312	581,620,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

$ 160,000,000	RBC Capital Markets Corp.
	• 0.28% dated 1/30/09, due 2/2/09 in the amount of $160,003,733
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-8.10%, maturity range 2/2/09-4/15/42, value $163,200,105	$160,000,000

	TOTAL REPURCHASE AGREEMENTS—10.4%	2,001,620,000

	TOTAL INVESTMENTS (Cost $19,845,716,949) † —103.2%	19,845,716,949

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(3.2)%	(613,071,178)

	NET ASSETS—100.0%	$19,232,645,771

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2009. Dates shown represent the next interest reset date.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2009, these securities amounted to $3,490,268,058 or 18.1% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	The rate shown is the effective yield at time of purchase.

(E)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Development Finance Authority
GTY	Guarantee
HDC	Housing Development Corporation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
TECP	Tax Exempt Commerical Paper

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—24.3%
$ 300,000,000	Discount Notes, 1.71%, due 2/2/09 (Note B)	$299,985,833
150,000,000	Discount Notes, 2.37%, due 2/3/09 (Note B)	149,980,417
100,000,000	Discount Notes, 0.15%, due 2/13/09 (Note B)	99,995,000
100,000,000	Discount Notes, 2.62%, due 2/17/09 (Note B)	99,884,444
67,400,000	Discount Notes, 0.03%, due 2/23/09 (Note B)	67,398,764
90,000,000	Discount Notes, 0.20%, due 3/11/09 (Note B)	89,981,000
250,000,000	Discount Notes, 0.08%, due 3/12/09 (Note B)	249,978,333
35,000,000	Discount Notes, 0.25%, due 4/1/09 (Note B)	34,985,660
41,510,000	Discount Notes, 0.29%, due 4/3/09 (Note B)	41,489,251
60,000,000	Discount Notes, 0.25%, due 4/22/09 (Note B)	59,966,667
148,000,000	Discount Notes, 0.30%, due 4/29/09 (Note B)	147,892,700
100,000,000	Notes, 4.25%, due 5/15/09 (Note B)	101,120,107
		1,442,658,177

	FEDERAL FARM CREDIT BANK—2.9%
90,000,000	Notes, 4.13%, due 4/15/09	92,082,369
63,700,000	Notes, 4.13%, due 7/17/09	63,784,629
9,100,000	Notes, 5.25%, due 8/3/09	9,347,474
3,000,000	Notes, 0.09%, due 12/16/09	3,023,045
6,600,000	Notes, 3.88%, due 12/17/09	6,712,423
		174,949,940

	FEDERAL HOME LOAN BANK—27.7%
75,000,000	Discount Notes, 0.80%, due 2/6/09	74,991,667
150,000,000	Discount Notes, 1.00%, due 2/11/09	149,958,333
250,000,000	Discount Notes, 0.72%, due 2/17/09	249,920,000
33,119,000	Discount Notes, 0.80%, due 2/20/09	33,105,016
90,000,000	Discount Notes, 0.14%, due 3/10/09	89,987,050
90,000,000	Discount Notes, 0.19%, due 3/12/09	89,981,475
125,000,000	Discount Notes, 0.17%, due 3/20/09	124,972,257
90,000,000	Discount Notes, 0.27%, due 3/23/09	89,966,250
187,000,000	Discount Notes, 0.27%, due 3/31/09	186,918,655
140,000,000	Discount Notes, 0.31%, due 4/29/09	139,895,117
100,000,000	Discount Notes, 1.41%, due 5/7/09	99,630,556
34,000,000	Discount Notes, 1.26%, due 5/11/09	33,883,125
23,500,000	Discount Notes, 0.51%, due 8/3/09	23,439,076
90,000,000	Notes, 5.00%, due 2/4/09	90,028,470
77,000,000	Notes, 2.12%, due 2/18/09 (Note A)	77,000,856
25,000,000	Notes, 2.01%, due 2/23/09 (Note A)	25,000,000
68,000,000	Notes, 1.98%, due 2/27/09 (Note A)	68,060,590
		1,646,738,493

	FREDDIE MAC—32.4%
180,000,000	Discount Notes, 0.92%, due 2/3/09 (Note B)	179,990,850
86,127,000	Discount Notes, 0.60%, due 2/5/09 (Note B)	86,121,258
200,000,000	Discount Notes, 0.10%, due 2/10/09 (Note B)	199,995,000
62,188,000	Discount Notes, 0.65%, due 2/23/09 (Note B)	62,163,298
291,700,000	Discount Notes, 0.17%, due 3/3/09 (Note B)	291,658,461
190,000,000	Discount Notes, 0.15%, due 3/4/09 (Note B)	189,975,717
75,000,000	Discount Notes, 1.96%, due 3/5/09 (Note B)	74,870,000
38,637,000	Discount Notes, 0.24%, due 3/16/09 (Note B)	38,625,924
135,000,000	Discount Notes, 0.27%, due 3/23/09 (Note B)	134,949,375
80,000,000	Discount Notes, 0.27%, due 3/24/09 (Note B)	79,969,400
80,000,000	Discount Notes, 0.26%, due 4/15/09 (Note B)	79,958,633
250,000,000	Discount Notes, 0.10%, due 4/23/09 (Note B)	249,943,750
44,530,000	Discount Notes, 0.31%, due 4/27/09 (Note B)	44,497,407
112,000,000	Discount Notes, 0.40%, due 5/5/09 (Note B)	111,884,267
100,000,000	Discount Notes, 0.30%, due 5/15/09 (Note B)	99,914,167
		1,924,517,506

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—87.3%	5,188,864,115

	U.S. TREASURY OBLIGATIONS

13,000,000	U.S. Treasury Bills, 0.06%, due 2/15/09	12,999,723
135,000,000	U.S. Treasury Bills, 0.30%, due 7/30/09	134,801,981
	TOTAL U.S. TREASURY OBLIGATIONS—2.5%	147,801,704

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	REPURCHASE AGREEMENTS—9.8%
$ 240,000,000	Barclays Capital, Inc.
	• 0.26% dated 1/30/09, due 2/2/09 in the amount of $240,005,200
	• fully collateralized by a Fannie Mae, coupon 4.10%
	maturity 12/17/18, value $244,800,612	$240,000,000

221,016,000	Deutsche Bank Securities Inc.
	• 0.27% dated 1/30/09, due 2/2/09 in the amount of $221,020,973
	• fully collateralized by a Fannie Mae & Freddie Mac, coupon
	range 3.88%-4.08%, maturity range 6/29/11-1/15/13, value $225,436,689	221,016,000

125,000,000	RBC Capital Markets Corp.
	• 0.28% dated 1/30/09, due 2/2/09 in the amount of $125,002,917
	• fully collateralized by various U.S. Government Obligations, coupon
	range 0.00%-7.38%, maturity range 3/2/09-3/9/18, value $127,500,982	125,000,000
		586,016,000

	TOTAL INVESTMENTS (Cost $5,922,681,820) † —99.6%	5,922,681,820

	OTHER ASSETS & LIABILITIES, NET—0.4%	23,070,282

	NET ASSETS—100.0%	$5,945,752,102

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security may be called at issuer's option prior to maturity date.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.1%
$ 2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 0.72% (LOC: Bank of America, N.A.) (Note A)	$2,955,000
3,900,000	Decatur IDB Solid Waste Disp. Rev. Bonds (BP Amoco Chem. Co.) Ser. 1995, 0.55% (Note A)	3,900,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.70% (LOC: U.S. Bank, N.A.) (Notes A, B)	4,650,000
		11,505,000

	ALASKA—0.3%
2,900,000	Valdez Marine Terminal Rev. Bonds (BP Pipelines) Ser. B, 0.43% (Note A)	2,900,000

	CALIFORNIA—10.8%
27,075,469	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.68% (LOC: Freddie Mac) (Notes A, B, C)	27,075,469
4,300,000	Los Angeles Comm. Redev. Auth. Rev. Bonds, (Wilshire Station Apartments) Ser. A, 0.50% (LOC: Bank of America, N.A.) (Note A)	4,300,000
20,750,000	Los Angeles Cty. Leasing, TECP, 0.52%, due 2/6/09 (LOC: Bank of America, N.A)	20,750,000
6,360,000	University of CA Board of Regents TECP, 0.10%, due 2/3/09	6,360,000
7,000,000	University of CA TECP, 0.15%, due 2/2/09	7,000,000
9,900,000	University of CA TECP, 0.55%, due 2/4/09	9,900,000
3,500,000	University of CA TECP, 0.25%, due 2/4/09	3,500,000
5,600,000	University of CA TECP, 1.70%, due 2/5/09	5,600,000
14,750,000	University of CA TECP, 0.95%, due 2/5/09	14,750,000
2,000,000	University of CA TECP, 0.15%, due 2/5/09	2,000,000
16,107,000	University of CA TECP, 0.65%, due 3/2/09	16,107,000
		117,342,469

	COLORADO—2.3%
1,195,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.68% (LOC: U.S. Bank, N.A.) (Note A)	1,195,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.68% (LOC: Bank One, N.A.) (Note A)	2,000,000
1,400,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.62% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,400,000
20,000,000	Denver City & County, TECP, 1.53%, due 3/11/09	20,000,000
		24,595,000

	CONNECTICUT—0.9%
10,335,000	HEFA Rev. Bonds, TECP, 0.35%, due 3/10/09	10,335,000

	DISTRICT OF COLUMBIA—3.1%
10,000,000	District of Columbia Water Auth. TECP, 0.25%, due 2/17/09	10,000,000
24,000,000	District of Columbia Water Auth. TECP, 0.30%, due 2/20/09	24,000,000
		34,000,000

	FLORIDA—2.0%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 0.60% (LOC: Fannie Mae) (Notes A, C)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.63% (LOC: Fannie Mae) (Notes A, C)	2,500,000
12,050,000	Miami-Dade Cty. IDA Rev. Bond, 0.63% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	12,050,000
		21,575,000

	GEORGIA—0.7%
4,780,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.63% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,780,000
2,000,000	Municipal Elec. Auth., TECP, 1.15%, due 3/5/09	2,000,000
400,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser. 1998, 0.70% (LOC: Bank of America, N.A.) (Notes A, B)	400,000
		7,180,000

	ILLINOIS—5.7%
10,674,000	Chicago Midway, TECP, 0.45%, due 4/1/09	10,674,000
2,000,000	DFA TECP, 0.62%, due 3/9/09	2,000,000
300,000	DFA Rev. Bonds (Profile Plastics Proj.) 0.70% (LOC: LaSalle Bank, N.A.) (Note A)	300,000
3,600,000	DFA Rev. Bonds (Rush Univ. Med. Ctr. Proj.) 0.25% (LOC: Northern Trust & Co.) (Note A)	3,600,000
8,918,000	EFA TECP, 0.85%, due 3/3/09 (LOC: JPMorgan Chase Bank, N.A.)	8,918,000
12,000,000	EFA TECP, 0.80%, due 3/3/09 (LOC: JPMorgan Chase Bank, N.A.)	12,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.72% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,100,000
7,600,000	Lemont Env. Facs. Rev. Bonds (Citgo Petroleum Corp. Proj.) 0.60% (LOC: Bank of New York, NY) (Note A)	7,600,000
2,180,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 0.70% (LOC: LaSalle Bank, N.A.) (Notes A, B)	2,180,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.65% (LOC: LaSalle Bank, N.A.) (Note A)	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 0.82% (LOC: PNC Bank, N.A.) (Notes A, B)	5,000,000
1,200,000	Richmond IDRB (Maclean Fogg Co. Proj.) 0.72% (LOC: Bank of America, N.A.) (Notes A, B)	1,200,000
2,600,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 0.55% (Note A)	2,600,000
		61,802,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	INDIANA—3.1%
$ 2,600,000	DFA Rev. Bonds (Red Gold Inc. Proj.) 1.00% (Harris N.A.) (Note A)	$2,600,000
1,075,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.78% (LOC: US Bank, N.A.) (Note A)	1,075,000
24,000,000	DFA Rev. Bonds, TECP (Pure Air on Lake Proj.) 1.58%, due 2/11/09 (LOC: Landesbank Hessen-Theuringen GZ)	24,000,000
2,130,000	La Porte EDA Rev. Bonds (Alpha Baking Co. Proj.) 1.00% (LOC: Harris N.A.) (Note A)	2,130,000
2,400,000	Whiting Env. Fac. Bonds (Amoco Oil Co. Proj.) Ser. 2001, 0.55% (Note A)	2,400,000
800,000	Whiting Env. Fac. Bonds (BP Products N.A. Proj.) 0.55% (Note A)	800,000
500,000	Whiting Env. Sewer & Solid Waste Rev. Bonds (Amoco Oil Co. Proj.) 0.55% (Note A)	500,000
		33,505,000

	IOWA—1.5%
9,390,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.62% (LOC: Wells Fargo Bank, N.A.) (Note A)	9,390,000
4,998,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.55% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,998,000
1,720,000	Fin. Auth. Rev. Bonds (Embria Health) 0.63% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,720,000
		16,108,000

	LOUISIANA—3.8%
18,800,000	Calcasieu Parish IDA Rev. Bonds (Citgo Petroleum Corp. Proj.) 0.60% (LOC: BNP Paribas) (Note A)	18,800,000
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.) 0.65% (LOC: Bank of America, N.A.) (Note A)	2,789,000
650,000	East Baton Rouge Parish Rev. Bonds (Exxon Proj.) 0.30% (Note A)	650,000
14,100,000	Saint Charles Parish Pollution Control Rev. Bonds (Shell Oil Co. Norco Proj.) 0.70% (Note A)	14,100,000
1,000,000	Saint Charles Parish Pollution Control Rev. Bonds (Shell Oil Co. Proj.) Ser. A, 0.70% (Note A)	1,000,000
4,400,000	Saint Charles Parish Pollution Control Rev. Bonds (Shell Oil Co. Proj.) Ser. B, 0.45% (Note A)	4,400,000
		41,739,000

	MARYLAND—0.8%
8,267,000	Maryland State Heatlh and Higher Ed. (Pooled Land Proj.) Ser. D, 0.40% (Note A)	8,267,000

	MASSACHUSETTS—1.1%
2,500,000	School Bldg Auth. TECP, 0.35%, due 3/10/09	2,500,000
10,000,000	Water Res. Auth. TECP, 0.17%, due 2/2/09	10,000,000
		12,500,000

	MICHIGAN—0.8%
8,300,000	HAD Rev. Bonds (Alderwood Proj.) 0.70% (LOC: FHLB) (Note A)	8,300,000

	MINNESOTA—6.3%
3,000,000	Eden Prairie MFH Rev. Bonds, 0.68% (LOC: LaSalle Bank, N.A.) (Note A)	3,000,000
5,000,000	Office of Higher Edu. Rev. Bonds, (Suppl. Student Loan Proj.) Ser. B, 0.60% (LOC: U.S. Bank, N.A.) (Note A)	5,000,000
8,075,000	St. Paul Airport Auth. TECP, 1.15%, due 2/4/09	8,075,000
16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 0.63% (LOC: LaSalle Bank, N.A.) (Note A)	16,950,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 0.63% (LOC: LaSalle Bank, N.A.) (Note A)	11,705,000
9,415,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. A, 0.42% (LOC: Wells Fargo & Co.) (Note A)	9,415,000
15,000,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. B-2, 0.42% (LOC: Wells Fargo & Co.) (Note A)	15,000,000
		69,145,000

	MISSISSIPPI—1.1%
11,500,000	Business Fin. Corp. IDRB (Chevron USA Inc. Proj.) 0.30% (Note A)	11,500,000

	NEW JERSEY—1.4%
15,000,000	EDA, TECP, 0.80%, due 3/12/09	15,000,000
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.62% (LOC: Wells Fargo Bank, N.A.) (Note A)	635,000
		15,635,000

	NEW MEXICO—0.5%
5,000,000	Fin. Auth. Transportation Rev. Bonds, Sub-Ser. A-1, 0.50% (State Street Bank & Trust Co.) (Note A)	5,000,000

	NEW YORK—13.8%
8,700,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 0.35% (LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemberg) (Note A)	8,700,000
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.35% (LOC: Fannie Mae) (Notes A, C)	7,000,000
32,500,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 2.47%, due 2/10/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	32,500,000
16,605,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.27%, due 3/9/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	16,605,000
26,200,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.60% (LOC: Fannie Mae) (Notes A, C)	26,200,000
11,200,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 0.55% (LOC: Fleet National Bank) (Note A)	11,200,000
28,500,000	HFA Rev. Bonds (42nd & 10th Proj.) Ser. A, 0.55% (Note A)	28,500,000
19,830,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.20%, due 2/9/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	19,830,000
		150,535,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	OHIO—1.2%
$ 8,500,000	Columbus Regional Arpt. Authority TECP, Ser B, 1.58%, due 2/9/09 (LOC: Calyon)	$8,500,000
800,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) 0.52% (Note A)	800,000
3,600,000	Solid Waste Rev. Bonds (BP Prods. North America) 0.52% (Note A)	3,600,000
		12,900,000

	OKLAHOMA—0.3%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 0.65% (LOC: Bank of America, N.A.) (Notes A, B)	2,850,000

	OREGON—0.1%
1,560,000	EDR Bonds (Antelope Acquisition Proj.) 0.76% (LOC: US Bank, N.A.) (Note A)	1,560,000

	PENNSYLVANIA—0.9%
10,000,000	Philadelphia TECP, 3.00%, due 2/12/09	10,000,000

	PUERTO RICO—0.9%
9,500,000	Puerto Rico TRANS, Sub-Ser. A1, 3.00% (LOC:Bank of Nova Scotia)	9,562,483

	SOUTH CAROLINA—1.2%
3,300,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 0.55% (Note A)	3,300,000
9,300,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 0.80% (LOC: Deutsche Bank, AG) (Note A)	9,300,000
		12,600,000

	TENNESSEE—2.0%
21,400,000	Blount Cty. Health & Edu. Facs. Board Rev. Bonds, (Maryville College Proj.) 0.45% (LOC: Bank of America, N.A.) (Note A)	21,400,000

	TEXAS—11.2%
25,300,000	Austin TECP, 0.30%, due 2/4/09	25,300,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.70% (LOC: Fannie Mae) (Notes A, C)	6,000,000
800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 2003B, 0.55% (Note A)	800,000
2,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 97, 0.55% (Note A)	2,500,000
1,600,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (BP Amoco Chem. Proj.) 0.55% (Note A)	1,600,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (BP Amoco Chem. Proj.) Ser. B, 0.55% (Note A)	1,500,000
3,000,000	Harris Cty. IDC Rev. Bonds (Exxon Proj.) 0.35% (Note A)	3,000,000
20,150,000	Houston Hotel Occupancy TECP, Ser. A, 0.65% due 2/3/09 (LOC: Bank of New York, NY)	20,150,000
2,800,000	Houston Hotel Occupancy TECP, Ser. A, 1.80% due 2/3/09 (LOC: Bank of New York, NY)	2,800,000
5,800,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) 0.35% (Note A)	5,800,000
4,000,000	North Texas Tollway, TECP, 0.65%, due 3/26/09	4,000,000
1,500,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 0.75% (LOC: Bank of America, N.A.) (Notes A, B)	1,500,000
3,790,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 0.50% (LOC: Bank One, N.A.) (Note A)	3,790,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 0.75% (LOC: Bank of America, N.A.) (Notes A, B)	2,000,000
4,200,000	Public Fin. Auth. TECP, 0.35%, due 3/6/09	4,200,000
22,100,000	Public Fin. Auth. TECP, 0.20%, due 3/5/09	22,100,000
8,000,000	Public Fin. Auth. TECP, 0.20%, due 3/6/09	8,000,000
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.20% (Note A)	5,000,000
2,050,000	West Side Calhoun Cty. Rev. Bonds (BP Chemicals) Ser. 1996, 0.55% (Note A)	2,050,000
		122,090,000

	UTAH—1.3%
10,000,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.68% (LOC: DEPFA Bank) (Note A)	10,000,000
4,660,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.47% (Note A)	4,660,000
		14,660,000

	VARIOUS STATES—2.8%
20,083,249	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.68% (LOC: Freddie Mac) (Notes A, B, C)	20,083,249
10,469,339	Freddie Mac MFC Rev. Bonds, Ser. M008, 0.68% (LOC: Freddie Mac) (Notes A, B, C)	10,469,339
		30,552,588

	VIRGINIA—1.1%
5,000,000	King George Cty. Rev. Bonds (Birchwood Power 1995 Proj.) 0.60% (LOC: Bank of Nova Scotia) (Note A)	5,000,000
7,300,000	King George Cty. Rev. Bonds (Birchwood Power 1997 Proj.) 0.60% (LOC: Bank of Nova Scotia) (Note A)	7,300,000
		12,300,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	WASHINGTON—10.3%
$ 500,000	EDA Rev. Bonds (Seadrunar Proj.) 0.49% (LOC: US Bank, N.A.) (Note A)	$500,000
2,540,000	EDA Rev. Bonds (Waste Mgmt. Proj.) 0.48% (LOC: Bank of America, N.A.) (Note A)	2,540,000
8,125,000	Health Care Facs. Rev. Bonds (Peacehealth Proj.) Ser. D, 0.30% (LOC: US Bank, N.A.) (Note A)	8,125,000
2,500,000	HFC Rev. Bonds (Auburn Meadows Proj.) Ser. A, 1.00% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,500,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.70% (LOC: Fannie Mae) (Notes A, C)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.70% (LOC: Fannie Mae) (Notes A, C)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 0.70% (LOC: Fannie Mae) (Notes A, C)	6,365,000
7,400,000	HFC Rev. Bonds (Olympics Place Proj.) 0.63% (LOC: U.S. Bank, N.A.) (Note A)	7,400,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.70% (LOC: Fannie Mae) (Notes A, C)	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.85% (LOC: US Bank, N.A.) (Note A)	2,250,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.63% (LOC: US Bank, N.A.) (Note A)	1,600,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.70% (LOC: Fannie Mae) (Notes A, C)	4,620,000
2,320,000	Kitsap Cty. IDA Rev. Bonds, 0.62% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,320,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.85% (LOC: US Bank, N.A.) (Note A)	800,000
23,700,000	Port Bellingham IDA Rev. Bonds (BP West Coast Prods.) 0.55% (Note A)	23,700,000
18,015,000	Port of Seattle Rev. TECP, Ser. A-2, 0.25%, due 2/2/09 (LOC: Bayerische Landesbank GZ)	18,015,000
14,270,000	Port of Seattle Rev. TECP, Ser. A-2, 0.25%, due 2/12/09 (LOC: Bayerische Landesbank GZ)	14,270,000
		112,525,000

	WISCONSIN—0.8%
9,000,000	Superior IDRB (Amsoil Inc. Proj.) 0.63% (LOC: Wells Fargo Bank, N.A.) (Note A)	9,000,000

	WYOMING—3.0%
7,000,000	Student Loan Corp. Rev. Bonds, Ser. A-2, 0.60% (LOC: Royal Bank of Canada) (Note A)	7,000,000
15,000,000	Sweetwater Cnty. TECP, 1.10%, due 3/4/09	15,000,000
10,975,000	Sweetwater Cnty. TECP, 1.15%, due 3/5/09	10,975,000
		32,975,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $1,068,443,540) † —98.2%	1,068,443,540

	OTHER ASSETS & LIABILITIES, NET—1.8%	19,450,478

	NET ASSETS—100.0%	$ 1,087,894,018

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2009, these securities amounted to $77,408,057 or 7.1% of the net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EFA	Economic Finance Authority
FHLB	Federal Home Loan Bank
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Committee
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PTA	Public Trust Authority
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—92.1%
$ 4,350,000	Dept. of Water Resources Rev. Bonds, Ser. B-2, 0.25% (LOC: BNP Paribas) (Note A)	$4,350,000
3,300,000	Dept. of Water Resources Rev. Bonds, Ser. C-8, 0.10% (LOC: Bayerische Landesbank GZ) (Note A)	3,300,000
7,400,000	Econ. Rec. Bonds, Ser. C11, 0.12% (LOC: BNP Paribas) (Note A)	7,400,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.15% (Note A)	12,900,000
25,362,945	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.68% (LOC: Freddie Mac) (Notes A, B, C)	25,362,945
10,539,846	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.68% (LOC: Freddie Mac) (Notes A, B, C)	10,539,846
4,500,000	GO Bonds, Ser. C-2, 0.25% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	4,500,000
2,900,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.60% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,900,000
1,275,000	Infrastructure & EDR Bonds, Ser. A, 1.13% (LOC: Wells Fargo & Co.) (Note A)	1,275,000
5,800,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. 1985B, 0.35% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	5,800,000
4,100,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. B, 0.35% (LOC: Helaba) (Note A)	4,100,000
5,000,000	Irvine Improve. Brd. Act 1915, Rev. Bonds, 0.25% (LOC: State Street Bank & Trust Co.) (Note A)	5,000,000
737,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.25% (LOC: State Street Bank & Trust Co.) (Note A)	737,000
3,862,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.25% (LOC: Bank of America, N.A.) (Note A)	3,862,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.55% (LOC: Fannie Mae) (Notes A, C)	7,700,000
1,900,000	Long Beach Cty. TECP, 0.20%, due 3/3/09 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
8,000,000	Los Angeles Cty. Leasing, TECP, 0.52%, due 2/6/09 (LOC: Bank of America, N.A.)	8,000,000
8,000,000	Los Angeles Cty. Leasing, TECP, 0.18%, due 3/4/09 (LOC: Bank of America, N.A)	8,000,000
15,000,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts. Proj,) 0.65% (LOC: Bank of America, N.A.) (Note A)	15,000,000
4,900,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. A, 1.00% (LOC: BNP Paribas) (Note A)	4,900,000
1,500,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. C-1, 0.25% (LOC: BNP Paribas) (Note A)	1,500,000
4,105,000	Muni. Fin. Auth. Rev. Bonds, (Sierra Univ. Proj.) Ser. B, 0.30%, (LOC: Wells Fargo Bank, N.A.) (Note A)	4,105,000
17,000,000	Northern CA Transportation Agency TECP, 0.55%, due 2/4/09 (LOC: WestLB AG)	17,000,000
4,393,000	Northstar Comm. Housing Corp., Ser. A, 0.53% (LOC: U.S. Bank, N.A.) (Note A)	4,393,000
1,500,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co. Proj.) Ser. A, 0.45% (Note A)	1,500,000
13,500,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.45% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	13,500,000
2,000,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 0.28% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,000,000
3,750,000	PCR TECP (Pacific Gas & Electric) 1.00%, due 6/1/09 (LOC: Bank One, N.A.) (Note A)	3,750,000
5,000,000	Port of Oakland, TECP, 0.21%, due 3/9/09 (LOC: BNP Paribas)	5,000,000
5,000,000	Riverside Cty. COP Notes, 0.38%, due 4/2/09 (LOC: Bank of America, N.A.) (Note A)	5,000,000
17,000,000	Riverside Cty. TECP, 0.95%, due 3/5/09 (LOC: Bank of Nova Scotia)	17,000,000
10,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.20%, (LOC: Bank of America, N.A.) (Note A)	10,860,000
3,300,000	Sacramento Yolo, Port Auth., Rev. Bonds, (CA Free Trade Project) 0.47% (LOC: Wells Fargo Bank) (Note A)	3,300,000
15,000,000	San Gabriel Council Govt. TECP, 0.55%, due 2/13/09, (LOC: Bayerische Landesbank GZ)	15,000,000
5,450,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged) Ser. C, 0.49% (LOC: Bank of New York) (Note A)	5,450,000
5,000,000	San Jose Fin. Auth. Rev. Bonds, (Civic Center Proj.) Ser. A, 0.13% (LOC: Bank of Nova Scotia) (Note A)	5,000,000
6,100,000	South San Franscisco MFH (Magnolia Plaza Apts.) Ser. A, 0.50% (Note A)	6,100,000
7,550,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.) Ser. 1994, 0.20% (Note A)	7,550,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 0.55% (LOC: Fannie Mae) (Notes A, C)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.65% (LOC: Fannie Mae) (Notes A, C)	9,600,000
1,805,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.25% (LOC: U.S. Bank, N.A.) (Note A)	1,805,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.55% (LOC: Fannie Mae) (Notes A, C)	3,600,000
18,000,000	University of CA Board of Regents TECP, 0.10%, due 2/3/09	18,000,000
9,000,000	University of CA TECP, Ser. A, 0.95%, due 2/5/09 (LOC: JPMorgan Chase Bank;State Street Bank & Trust Co.)	9,000,000
2,160,000	University of CA TECP, Ser. A, 1.70%, due 2/9/09 (LOC: JPMorgan Chase Bank;State Street Bank & Trust Co.)	2,160,000
5,400,000	University of CA TECP, 0.35%, due 2/5/09 (LOC: JPMorgan Chase Bank;State Street Bank & Trust Co.)	5,400,000
5,400,000	University of CA TECP, 0.50%, due 3/2/09 (LOC: JPMorgan Chase Bank;State Street Bank & Trust Co.)	5,400,000
2,500,000	Ventura Cty. TECP, 0.55%, due 2/12/09 (LOC: Bank of Nova Scotia)	2,500,000
500,000	Ventura Cty. TECP, 0.15%, due 2/12/09 (LOC: Bank of Nova Scotia)	500,000
		328,499,791

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT	VALUE

	PUERTO RICO—1.0%
$ 3,500,000	Commonwealth of Puerto Rico, TRANS, Sub-Ser. A1, 3.00% (LOC: Bank of Novia Scotia) (Note A)	$3,523,020

	TOTAL MUNICIPAL OBLIGATIONS (Cost $332,022,811) † —93.1%	332,022,811

	OTHER ASSETS AND LIABILITIES, NET—6.9%	24,691,664

	NET ASSETS—100.0%	$356,714,475

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2009, these securities amounted to $35,902,791 or 10.1% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

CDA	Community Development Authority
COP	Certificates of Participation
EDR	Economic Development Revenue
GO	General Obligation
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—94.0%
$ 3,700,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.55% (LOC: Fannie Mae) (Notes A, B)	$3,700,000
2,250,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 0.50% (Note A)	2,250,000
5,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.70%, due 3/6/09	5,000,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 1.15%, due 2/12/09	4,000,000
1,800,000	Dorm. Auth. Rev. Bonds (Cornell University) Ser. B, 0.55% (Note A)	1,800,000
1,800,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 0.45% (LOC: Bank of New York, NY) (Note A)	1,800,000
8,600,000	Energy Research & Dev. Auth. Facs. Rev. Bonds (Long Island Ltd.) Ser. A, 0.45% (LOC: Royal Bank of Scotland Group PLC) (Note A)	8,600,000
2,415,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.55% (LOC: FHLB) (Note A)	2,415,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.60% (LOC: Fannie Mae) (Notes A, B)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.45% (LOC: Fannie Mae) (Notes A, B)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.35% (LOC: Freddie Mac) (Notes A, B)	1,000,000
10,700,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 0.55% (LOC: Fleet National Bank) (Note A)	10,700,000
11,500,000	HFA Rev. Bonds (345 East 94th St. Proj.) 0.60% (LOC: Freddie Mac) (Notes A, B)	11,500,000
2,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 0.47% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2,600,000
9,000,000	HFA Rev. Bonds (42nd & 10th St. Proj.) Ser. A, 0.55% (LOC: Landesbank Baden-Wuerttemberg GZ) (Note A)	9,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.56% (LOC: FHLB) (Note A)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.60% (LOC: Fannie Mae) (Notes A, B)	2,250,000
9,800,000	LGAC Rev. Bonds, Ser. B, 0.75% (LOC: WestLB AG) (Note A)	9,800,000
2,900,000	LGAC Rev. Bonds, Ser. B, 0.28% (LOC: Bank of Nova Scotia) (Note A)	2,900,000
4,100,000	LGAC Rev. Bonds, Ser. E, 0.20% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	4,100,000
400,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 0.55% (LOC: State Street Bank & Trust Co.) (Note A)	400,000
5,700,000	Long Island Power Auth. Rev. Bonds, Ser. 2A, 0.50% (LOC: WestLB AG) (Note A)	5,700,000
3,450,000	Long Island Power Auth. Rev. Bonds, Ser. 2B, 0.48% (LOC: Bayerische Landesbank GZ) (Note A)	3,450,000
700,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 0.35% (LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemberg) (Note A)	700,000
3,000,000	Long Island Power Auth. TECP, 0.27%, due 3/4/09 (LOC: WestLB AG)	3,000,000
5,000,000	Nassau Cty. TANS, Ser. B, 2.25%	5,051,627
9,120,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 0.35% (LOC: Bank of America, N.A.) (Note A)	9,120,000
5,150,000	NYC GO Bonds, Sub-Ser. I6, 0.38% (LOC: Calsters) (Note A)	5,150,000
3,700,000	NYC GO Bonds, Sub-Ser. J2, 0.38% (LOC: WestLB AG) (Note A)	3,700,000
7,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.45% (LOC: Freddie Mac) (Notes A, B)	7,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.35% (LOC: Fannie Mae) (Notes A, B)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.45% (LOC: Fannie Mae) (Notes A, B)	5,000,000
9,600,000	NYC IDA Rev. Bonds (Korean Airlines) 0.55% (LOC: HSBC Bank USA) (Note A)	9,600,000
4,580,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.22% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	4,580,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 0.39% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	700,000
10,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, TECP, 0.25%, due 2/25/09 (LIQ: Bayerische Landesbank GZ)	10,000,000
6,200,000	NYC Transitional Future Tax Secured, 0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	6,200,000
8,500,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 2.47%, due 2/10/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	8,500,000
3,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 1.07%, due 3/12/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	3,000,000
700,000	Suffolk Cty. IDA Rev. Bonds (Touro College Proj.) 0.35% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	700,000
		185,066,627

	PUERTO RICO—1.0%
2,000,000	Puerto Rico TRANS, 4.00%, due 7/30/09 (LOC: Bank of Novia Scotia)	2,013,155

	TOTAL MUNICIPAL OBLIGATIONS (cost $187,079,782) † —95.1%	187,079,782

	OTHER ASSETS & LIABILITIES, NET—4.9%	9,725,040

	NET ASSETS—100.0%	$196,804,822

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

FHLB	Federal Home Loan Bank	LGAC	Local Government Advisory Committee
GO	General Obligation	LOC	Letter of Credit
HDC	Housing Development Corporation	TANS	Tax Anticipation Notes
HFA	Housing Finance Authority	TECP	Tax-Exempt Commercial Paper
IDA	Industrial Development Authority	TRANS	Tax & Revenue Anticipation Notes

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—8.1%
$ 2,000,000	Old Line Funding LLC, 1.46%, due 2/20/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	$1,998,469
1,500,000	Old Line Funding LLC, 1.56%, due 2/4/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	1,499,806
4,000,000	Old Line Funding LLC, 0.20%, due 2/5/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	3,999,911
2,000,000	Ticonderoga Funding LLC, 0.21%, due 2/3/09 (LOC: Bank of America, N.A.) (Note A)	1,999,977
6,000,000	Ticonderoga Funding LLC, 0.28%, due 2/6/09 (LOC: Bank of America, N.A.) (Note A)	5,999,771
		15,497,934

	BANKS—12.5%
4,000,000	Bank of Nova Scotia, 0.32%, due 3/4/09	3,998,898
2,000,000	HSBC USA, Inc., 1.91%, due 2/2/09	1,999,894
2,500,000	HSBC USA, Inc., 2.38%, due 2/3/09	2,499,671
5,000,000	Lloyds TSB Bank, 0.79%, due 3/17/09	4,995,172
3,000,000	Royal Bank of Scotland, 1.05%, due 4/13/09	2,993,788
4,000,000	Westpac Banking Corp., 0.20%, due 2/9/09 (Note A)	3,999,822
1,400,000	Westpac Banking Corp., 2.11%, due 3/9/09 (Note A)	1,397,060
2,000,000	Westpac Banking Corp., 0.35%, due 3/11/09 (Note A)	1,999,261
		23,883,566

	DOMESTIC/FOREIGN BANK SUPPORTED—29.6%
2,000,000	BNP Paribas Financial, 0.23%, due 2/18/09 (GTY: BNP Paribas)	1,999,783
1,500,000	BNP Paribas Financial, 0.18%, due 2/23/09 (GTY: BNP Paribas)	1,499,835
2,500,000	BNP Paribas Financial, 0.50%, due 3/18/09 (GTY: BNP Paribas)	2,498,439
2,000,000	BNP Paribas Financial, 0.75%, due 4/21/09 (GTY: BNP Paribas)	1,996,708
2,000,000	Canadian Imperial Holding, 0.73%, due 3/25/09 (GTY: Canadian Imperial Bank of Commerce)	1,997,891
2,000,000	Canadian Imperial Holding, 0.73%, due 3/30/09 (GTY: Canadian Imperial Bank of Commerce)	1,997,688
4,000,000	Canadian Imperial Holding, 0.25%, due 4/20/09 (GTY: Canadian Imperial Bank of Commerce)	3,997,833
1,000,000	CBA (Delaware) Finance, 0.29%, due 3/6/09 (GTY: Commonwealth Bank of Australia)	999,734
4,000,000	CBA (Delaware) Finance, 0.54%, due 3/23/09 (GTY: Commonwealth Bank of Australia)	3,997,000
3,000,000	CBA (Delaware) Finance, 0.39%, due 4/14/09 (GTY: Commonwealth Bank of Australia)	2,997,660
2,000,000	ING (US) Funding LLC, 0.25%, due 2/3/09 (GTY: ING Bank N.V.)	1,999,972
4,000,000	ING (US) Funding LLC, 0.33%, due 2/4/09 (GTY: ING Bank N.V.)	3,999,890
2,000,000	ING (US) Funding LLC, 0.28%, due 3/12/09 (GTY: ING Bank N.V.)	1,999,393
2,500,000	National Australia Funding (Delaware) Inc., 0.54%, due 4/17/09 (LOC: National Australia Bank)	2,497,188
3,000,000	Rabobank USA Financial, 0.19%, due 2/25/09 (GTY: Rabobank Nederland)	2,999,620
4,000,000	Santander Central Hispanic Financial (Delaware) Inc., 0.33%, due 2/5/09 (GTY: WestLB AG)	3,999,853
3,000,000	Santander Central Hispanic Financial (Delaware) Inc., 0.18%, due 2/11/09 (GTY: WestLB AG)	2,999,850
2,000,000	Scotia Bank Inc., 0.19%, due 2/10/09 (GTY: Bank of Nova Scotia)	1,999,905
2,000,000	Scotia Bank Inc., 0.19%, due 2/13/09 (GTY: Bank of Nova Scotia)	1,999,873
4,000,000	Societe Generale, 0.31%, due 2/12/09 (GTY: Societe Generale)	3,999,621
4,000,000	Societe Generale, 0.31%, due 2/23/09 (GTY: Societe Generale)	3,999,242
		56,476,978

	INDUSTRIAL & OTHER COMMERCIAL PAPER —15.2%
1,000,000	Export Development Canada, 1.11%, due 5/7/09	997,097
1,000,000	Export Development Canada, 1.46%, due 6/2/09	995,126
1,000,000	Export Development Canada, 0.96%, due 9/4/09	994,326
1,500,000	KFW, 0.19%, due 2/12/09 (GTY: Republic of Germany) (Note A)	1,499,913
2,000,000	KFW, 0.25%, due 2/25/09 (GTY: Republic of Germany) (Note A)	1,999,667
3,000,000	KFW, 0.25%, due 3/24/09 (GTY: Republic of Germany) (Note A)	2,998,938
1,500,000	KFW, 0.26%, due 2/27/09 (GTY: Republic of Germany) (Note A)	1,499,718
2,000,000	Province of Quebec, 1.51%, due 3/10/09	1,996,918
4,000,000	Province of Quebec, 1.71%, due 3/5/09	3,993,957
2,000,000	Province of Ontario, 0.53%, due 3/16/09	1,998,734
1,000,000	Province of Ontario, 1.21%, due 5/14/09	996,600
1,000,000	Province of Ontario, 1.21%, due 5/21/09	996,367
1,000,000	Province of Ontario, 1.21%, due 5/28/09	996,133
1,000,000	Province of Ontario, 1.21%, due 6/4/09	995,900
2,000,000	Total Capital Canada, 0.65%, due 2/13/09 (GTY: Total S.A.)	1,999,567
4,000,000	Total Capital Canada, 0.32%, due 3/9/09 (GTY: Total S.A.)	3,998,720
		28,957,681

	TOTAL COMMERCIAL PAPER—65.4%	124,816,159

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—23.6%
$ 5,000,000	Banco Bilbao Vizcaya Argentina, 0.25%, due 2/6/09	$5,000,000
3,000,000	Bank of Montreal Chicago, 0.34%, due 2/23/09	3,000,000
2,500,000	Bank of Montreal Chicago, 0.29%, due 3/3/09	2,500,000
2,500,000	Bank of Montreal Chicago, 0.29%, due 3/4/09	2,500,000
5,000,000	Barclays Bank PLC, 0.20%, due 2/10/09	5,000,000
3,000,000	Barclays Bank PLC, 2.15%, due 2/13/09	3,000,000
2,000,000	Chase Bank USA, N.A., 0.20%, due 2/12/09	2,000,000
1,000,000	Chase Bank USA, N.A., 1.75%, due 2/18/09	1,000,000
2,000,000	Chase Bank USA, N.A., 1.50%, due 2/19/09	2,000,000
3,000,000	Chase Bank USA, N.A., 0.25%, due 3/19/09	3,000,000
1,000,000	Credit Agricole Indosuez, N.A., Inc. 3.05%, due 2/6/09	1,000,028
1,500,000	Lloyds TSB Bank, 2.30%, due 2/9/09	1,500,066
2,500,000	National Australia Funding (Delaware) Inc., 1.84%, due 2/20/09	2,500,000
5,000,000	Rabobank Nederland, 1.00%, due 3/12/09	5,003,517
4,000,000	Svenska Handelsbank Inc., 0.22%, due 2/17/09	4,000,000
2,000,000	Svenska Handelsbank Inc., 1.35%, due 3/31/09	2,002,735
		45,006,346

	U.S. GOVERNMENT AGENCY OBLIGATION — 2.6%
5,000,000	Federal Home Loan Bank, 0.27%, due 3/31/09 (Note B)	4,997,825

	CORPORATE OBLIGATION

	FOREIGN GOVERNMENT—1.1%
2,000,000	Province of Quebec, 5.00%, due 7/17/09	2,034,567

	TOTAL CORPORATE OBLIGATION—1.1%	2,034,567

	REPURCHASE AGREEMENTS—10.0%
13,955,000	Deutsche Bank Securities Inc.
	• 0.27% dated 1/31/09, due 2/2/09 in the amount of $13,955,314
	• fully collateralized by a $18,369,000 U.S. government obligation, coupon rate 4.13%
	maturity 12/21/12, value $19,668,033	13,955,000

5,000,000	RBC Capital Markets Corp.
	• 0.28% dated 1/31/09, due 2/2/09 in the amount of $5,000,117
	• fully collateralized by various U.S. government obligations, coupon range 3.88%-5.25%,
	maturity range 9/22/09-1/23/17, value $5,101,564	5,000,000
		18,955,000

	TOTAL INVESTMENTS (Cost $195,809,897)†—102.7%	195,809,897

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.7)%	(5,078,777)

	NET ASSETS—100.0%	$190,731,120

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration,  normally to qualified institutional buyers. On January 31, 2009, these securities amounted to $30,892,313 or 16.2% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	The rate shown is the effective yield at time of purchase.

GTY	Guarantee
LOC	Letter of Credit

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—21.3%
$ 40,000,000	Discount Notes, 1.71%, due 2/2/09 (Note B)	$39,998,111
20,000,000	Discount Notes, 2.37%, due 2/3/09 (Note B)	19,997,389
20,000,000	Discount Notes, 0.15%, due 2/4/09 (Note B)	19,999,750
10,000,000	Discount Notes, 2.62%, due 2/17/09 (Note B)	9,988,444
10,000,000	Discount Notes, 0.20%, due 3/11/09 (Note B)	9,997,889
25,000,000	Discount Notes, 0.08%, due 3/12/09 (Note B)	24,997,833
20,000,000	Discount Notes, 0.30%, due 4/3/09 (Note B)	19,990,003
20,000,000	Discount Notes, 0.30%, due 4/29/09 (Note B)	19,985,500
		164,954,919

	FEDERAL FARM CREDIT BANK—2.4%
500,000	Notes, 4.13%, due 4/15/09	503,841
1,000,000	Notes, 4.13%, due 7/17/09	1,017,034
10,000,000	Notes, 5.25%, due 8/3/09	10,231,374
7,000,000	Notes, 0.90%, due 12/16/09	7,009,300
		18,761,549

	FEDERAL HOME LOAN BANK—30.5%
20,000,000	Discount Notes, 1.00%, due 2/11/09	19,994,444
20,000,000	Discount Notes, 0.72%, due 2/17/09	19,993,600
10,000,000	Discount Notes, 0.14%, due 3/10/09	9,998,561
10,000,000	Discount Notes, 0.19%, due 3/12/09	9,997,942
15,000,000	Discount Notes, 0.25%, due 3/19/09	14,995,208
25,000,000	Discount Notes, 0.17%, due 3/20/09	24,994,451
20,000,000	Discount Notes, 0.27%, due 3/23/09	19,992,500
20,000,000	Discount Notes, 0.27%, due 3/31/09	19,991,300
23,773,000	Discount Notes, 2.80%, due 4/16/09	23,756,385
14,705,000	Discount Notes, 0.31%, due 4/29/09	14,693,984
15,000,000	Discount Notes, 1.41%, due 5/7/09	14,944,583
3,500,000	Discount Notes, 0.51%, due 8/3/09	3,490,926
10,000,000	Notes, 5.00%, due 2/4/09	10,003,163
18,000,000	Notes, 2.12%, due 2/18/09 (Note A)	18,000,171
5,000,000	Notes, 2.01%, due 2/23/09 (Note A)	5,000,000
7,000,000	Notes, 1.98%, due 2/27/09 (Note A)	7,006,237
		236,853,455

	FREDDIE MAC—30.9%
20,000,000	Discount Notes, 0.92%, due 2/3/09 (Note B)	19,998,983
10,000,000	Discount Notes, 0.60%, due 2/5/09 (Note B)	9,999,333
20,000,000	Discount Notes, 0.10%, due 2/10/09 (Note B)	19,999,500
30,000,000	Discount Notes, 0.65%, due 2/23/09 (Note B)	29,988,083
30,000,000	Discount Notes, 0.17%, due 3/3/09 (Note B)	29,995,742
10,000,000	Discount Notes, 0.18%, due 3/4/09 (Note B)	9,998,450
20,000,000	Discount Notes, 0.27%, due 3/23/09 (Note B)	19,992,500
20,000,000	Discount Notes, 0.27%, due 3/24/09 (Note B)	19,992,350
20,000,000	Discount Notes, 0.26%, due 4/15/09 (Note B)	19,989,658
20,000,000	Discount Notes, 0.31%, due 4/27/09 (Note B)	19,985,362
39,868,000	Discount Notes, 0.30%, due 5/15/09 (Note B)	39,833,781
		239,773,742

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—85.1%	660,343,665

	U.S. TREASURY OBLIGATION—1.9%
15,000,000	United States Treasury Bill, 0.30%, due 7/30/09 (Note C)	14,977,999

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS— 13.0%
$ 40,757,000	Deutsche Bank Securities Inc.
	• 0.27% dated 1/31/09, due 2/2/09 in the amount of $40,757,917
	• fully collateralized by various U.S. government/ treasury obligations, coupon range 2.88%-7.63%,
	maturity range 10/12/10-11/15/22, value $41,572,208	$40,757,000

60,000,000	RBC Bank Capital Markets Corp.
	• 0.28% dated 1/31/09, due 2/2/09 in the amount of $60,001,400
	• fully collateralized by various U.S. government obligations, coupon range 2.00%-5.40%,
	maturity range 1/9/12-2/13/18, value $76,500,305	60,000,000
		100,757,000

	TOTAL INVESTMENTS (Cost $776,078,664)† — 100.0%	776,078,664

	OTHER ASSETS AND LIABILITIES, NET—(0.0)%	192,552

	NET ASSETS—100.0%	$776,271,216

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2009. Dates shown represent the next interest reset date.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(C)	The rate shown is the effective yield at time of purchase.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL TREASURY OBLIGATIONS MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS
$ 7,000,000	U.S. Treasury Bill, 0.04%, due 2/19/09 (Note A)	$6,999,862
7,000,000	U.S. Treasury Bill, 0.01%, due 2/26/09 (Note A)	6,999,951
7,000,000	U.S. Treasury Bill, 0.08%, due 3/5/09 (Note A)	6,999,512
4,000,000	U.S. Treasury Bill, 0.11%, due 4/23/09 (Note A)	3,999,006
5,000,000	U.S. Treasury Bill, 0.24%, due 7/2/09 (Note A)	4,994,998
4,000,000	U.S. Treasury Bill, 0.25%, due 8/27/09 (Note A)	3,994,262
5,000,000	U.S. Treasury STRIP, 0.06%, due 2/15/09 (Note A)	4,999,893
8,000,000	U.S. Treasury Note, 3.00%, due 2/15/09 (Note A)	8,008,757
		46,996,241
	REPURCHASE AGREEMENTS— 13.0%
3,000,000	Bank of America Securities LLC
	• 0.24% dated 1/31/09, due 2/2/09 in the amount of $3,000,060
	• fully collateralized by $2,993,800 U.S. treasury note, coupon 4.50%
	maturity 3/31/09, value $3,060,000	3,000,000

12,322,000	Barclays Capital Inc.
	• 0.25% dated 1/31/09, due 2/2/09 in the amount of $12,322,257
	• fully collateralized by $8,252,800 U.S. treasury note, coupon 3.63%
	maturity 4/15/28, value $12,568,558	12,322,000

13,000,000	Deutsche Bank Securities Inc.
	• 0.25% dated 1/31/09, due 2/2/09 in the amount of $13,000,271
	• fully collateralized by a $12,056,300 U.S. treasury obligation, coupon 2.38%,
	maturity 1/15/25, value $13,260,037	13,000,000
		28,322,000

	TOTAL INVESTMENTS (Cost $75,318,241)† — 100.0%	75,318,241

	OTHER ASSETS AND LIABILITIES, NET—(0.0)%	81,332

	NET ASSETS—100.0%	$75,399,573

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

STRIP	Separately Traded Registered Interest and Principal Securities

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Company's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—0.5%
$ 100,000	FleetBoston Financial Corp., due 12/1/09	7.38	$101,861

	TRANSPORTATION—0.5%
100,000	FedEx Corp., due 8/15/09	5.50	100,421

	TOTAL CORPORATE OBLIGATIONS—1.0%		202,282

	COMMERCIAL PAPER

	ASSET-BACKED—6.5%
300,000	Old Line Funding LLC, due 2/2/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Notes A, B)	0.20	299,998
600,000	Old Line Funding LLC, due 2/4/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Notes A, B)	1.56	599,975
500,000	Ticonderoga Funding LLC, due 2/6/09 (LOC: Bank of America, N.A.) (Notes A, B)	0.25	499,983
			1,399,956

	BANKS—10.7%
500,000	Bank of Nova Scotia, due 3/4/09 (Note A)	0.32	499,862
300,000	Bank of Nova Scotia, due 2/24/09 (Note A)	1.86	299,915
800,000	HSBC Finance Corp., due 2/2/09 (Note A)	1.91	799,981
700,000	Westpac Banking Corp., due 3/9/09 (Notes A, B)	0.90	699,594
			2,299,352

	DOMESTIC/FOREIGN BANK SUPPORTED—22.1%
400,000	BNP Paribas Financial, due 2/23/09 (GTY: BNP Paribas) (Note A)	0.18	399,956
400,000	BNP Paribas Financial, due 4/21/09 (GTY: BNP Paribas) (Note A)	0.75	399,032
500,000	Canadian Imperial Holding, due 3/20/09 (GTY: Canadian Imperial Bank of Commerce) (Note A)	0.34	499,778
300,000	Canadian Imperial Holding, due 3/30/09 (GTY: Canadian Imperial Bank of Commerce) (Note A)	0.73	299,653
800,000	CBA (Delaware) Finance, due 4/14/09 (GTY: Commonwealth Bank of Australia) (Note A)	0.39	799,376
400,000	ING (US) Funding LLC, due 2/25/09 (GTY: ING Bank N.V.) (Note A)	0.33	399,912
400,000	ING (US) Funding LLC, due 4/23/09 (GTY: ING Bank N.V.) (Note A)	0.90	398,990
250,000	National Australia Funding (Delaware) Inc., due 4/17/09 (LOC: National Australia Bank) (Note A)	0.54	249,444
500,000	Rabobank USA Financial, due 2/25/09 (GTY: Rabobank Nederland) (Note A)	0.19	499,937
400,000	Santander Central Hispanic Financial (Delaware) Inc., due 2/5/09 (GTY: WestLB AG) (Note A)	0.33	399,985
400,000	Santander Central Hispanic Financial (Delaware) Inc., due 2/11/09 (GTY: WestLB AG) (Note A)	0.18	399,980
			4,746,043

	INDUSTRIAL & OTHER COMMERCIAL PAPER—15.9%
800,000	Export Development Canada, due 12/24/09	0.73	795,322
800,000	KFW, due 2/12/09 (GTY: Republic of Germany) (Notes A, B)	0.19	799,954
800,000	Province of Ontario, due 4/8/09	0.39	798,557
1,000,000	Province of Quebec, due 3/10/09	0.33	999,443
			3,393,276

	TOTAL COMMERCIAL PAPER—55.2%		11,838,627

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE (%)	VALUE

	CERTIFICATES OF DEPOSIT—14.0%
$ 200,000	Barclays Bank PLC, due 2/10/09	0.20	$200,000
300,000	Barclays Bank PLC, due 2/13/09	2.15	300,000
300,000	Barclays Bank PLC, due 2/19/09	2.26	300,000
300,000	Chase Bank USA, N.A., due 3/19/09	0.25	300,000
500,000	Lloyds TSB Bank, due 2/9/09	2.30	500,243
300,000	National Australia Funding (Delaware) Inc., due 2/20/09	1.84	300,225
300,000	Rabobank Nederland, due 3/12/09	1.00	300,211
800,000	Svenska Handelsbank Inc., due 2/17/09	0.22	800,000
			3,000,679

	U.S. GOVERNMENT AGENCY OBLIGATIONS—13.0%
1,000,000	Fannie Mae Discount Note, due 2/27/09 (Note A)	2.29	999,903
785,000	Federal Home Loan Bank Discount Note, due 3/31/09 (Note A)	0.27	784,749
1,000,000	Freddie Mac, due 2/2/09 (Note A)	2.29	1,000,000
			2,784,652

	MUNICIPAL OBLIGATION—0.9%
200,000	Warren County IDA, Tax. Stupps Bros., Ser. B-2, Rev. Bonds, due 12/1/18 (LOC: Bank of America, N.A.) (Notes C, D)	4.00	200,000

	REPURCHASE AGREEMENT—16.1%
3,459,000	Deutsche Bank Securities Inc.
	• 0.27% dated 1/31/09, due 2/2/09 in the amount of $3,459,078
	• fully collateralized by a $3,439,000 Fannie Mae, coupon 4.08%,
	maturity 1/15/13, value $3,528,682	0.27	3,459,000

	TOTAL INVESTMENTS (Cost $21,482,212)†—100.2%		21,485,240

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—0.2%		(32,858)

	NET ASSETS—100.0%		$21,452,382

†	At January 31, 2009, the tax basis cost of the Fund's investments was $21,482,212 and the unrealized appreciation and depreciation were $4,757 and $(1,729), respectively.

(A)	The rate shown is the effective yield at time of purchase.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2009, these securities amounted to $2,899,504 or 13.5% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Variable rate securities. The rates shown are the current rates on January 31, 2009 . Dates shown represent the next interest reset date.

(D)	Security may be called at issuers option prior to maturity date.

GTY	Guarantee
IDA	Industrial Development Authority
LOC	Letter of Credit

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—5.6%
$ 625,000	RBC Bank USA, due 3/15/09	6.50	$628,921
425,000	Royal Bank of Canada, due 7/20/11	5.65	452,251
300,000	Santander Central Hispano Issuances LTD, due 9/14/10	7.63	292,851
			1,374,023

	FINANCIALS—20.7%
400,000	American General Finance Corp., MTN, Ser.G, due 9/1/09	5.38	332,100
325,000	BP Capital Markets PLC, due 3/15/10	4.88	329,937
320,000	Caterpillar Financial Services Corp., MTN, Ser. F, due 3/4/09	4.35	320,599
500,000	Citigroup Inc., due 12/9/11	2.88	509,902
425,000	Duke Realty LP, due 1/15/10	5.25	396,247
500,000	Goldman Sachs Group Inc., due 6/15/10	4.50	495,697
500,000	HSBC Finance Corp., due 9/15/09	6.30	496,944
250,000	International Lease Finance Corp., MTN, Ser. O, due 11/1/09	4.38	228,174
280,000	JPMorgan Chase & Co., due 6/15/09	7.13	282,052
500,000	Merrill Lynch & Co. Inc., MTN Ser. C, due 2/8/10	4.25	489,371
275,000	Morgan Stanley, due 1/15/10	4.00	271,224
500,000	Pitney Bowes Global Financial Services LLC, due 9/15/09	8.55	516,247
500,000	Textron Financial Corp., due 11/1/10	5.13	400,149
			5,068,643

	INDUSTRIALS—13.3%
500,000	Arden Realty LP, due 11/15/10	8.50	510,404
240,000	Caterpillar Inc., due 9/15/09	7.25	245,133
300,000	Cisco Systems Inc., due 2/22/11	5.25	313,763
50,000	ConoCo. Funding Co., due 10/15/11	6.35	53,310
200,000	Comcast Corp., due 1/15/10	5.85	202,648
400,000	ConocoPhillips, due 5/25/10	8.75	426,457
500,000	Deere & Co., due 5/15/10	7.85	521,328
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	665,123
300,000	Wal-Mart Stores Inc., due 2/15/11	4.13	310,192
			3,248,358

	FOREIGN GOVERNMENT—1.1%
275,000	Province of Ontario Canada, MTN, Ser. G, due 1/20/12	2.63	273,392

	TELECOMMUNICATION SERVICES—1.1%
250,000	AT&T Inc., due 3/15/11	6.25	261,518

	TRANSPORTATION SERVICES—2.3%
200,000	FedEx Corp., due 8/15/09	5.50	200,842
350,000	Union Pacific Corp., due 1/15/11	6.65	360,548
			561,390

	UTILITY—0.5%
130,000	Duke Energy Indiana Inc., MBIA,, due 7/15/09	8.00	131,518

	TOTAL CORPORATE OBLIGATIONS—44.6%		10,918,842

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE (%)	VALUE

	U.S. TREASURY OBLIGATIONS—37.7%
$ 757,829	U.S. Treasury Inflation Indexed Note, due 4/15/10	0.88	$737,225
754,710	U.S. Treasury Inflation Indexed Note, due 4/15/13	0.63	729,474
1,850,000	U.S. Treasury Note, due 12/15/10	4.38	1,972,274
1,000,000	U.S. Treasury Note, due 1/15/11	4.25	1,067,852
875,000	U.S. Treasury Note, due 4/30/11	4.88	951,563
1,000,000	U.S. Treasury Note, due 8/31/11	4.63	1,087,188
1,700,000	U.S. Treasury Note, due 11/15/11	1.75	1,721,918
900,000	U.S. Treasury Note, due 5/31/13	3.50	971,719
			9,239,213

	U.S. GOVERNMENT AGENCY OBLIGATIONS—10.4%
350,000	Fannie Mae, due 3/12/10	4.75	362,964
300,000	Fannie Mae, due 6/30/10	3.27	308,087
500,000	Fannie Mae, due 8/15/11	3.63	522,007
500,000	Federal Home Loan Bank, due 11/13/09	6.50	521,645
500,000	Federal Home Loan Bank, due 2/9/10	4.30	516,103
300,000	Federal Home Loan Bank, due 11/15/11	5.63	329,054
			2,559,860

	MUNICIPAL OBLIGATIONS—6.0%
625,000	New Jersey, Economic Development Authority, Rev. Bonds (Lafayette Yard Hotel Project), Tax., due 4/1/09 (LOC: MBIA)	4.99	627,844
810,000	New York State, Urban Development, Rev. Bonds (State Personal Income Tax Project), Tax., Ser. B-3, due 12/15/10 (LOC: MBIA)	4.22	836,698
			1,464,542

	REPURCHASE AGREEMENT—3.1%
777,000	Deutsche Bank Securities Inc.
	• 0.20% dated 1/31/09, due 2/2/09 in the amount of $777,013
	• fully collateralized by a $773,000 FannieMae, coupon 4.08%,
	maturity 1/15/13, value $793,158	0.20	777,000

	TOTAL INVESTMENTS (Cost $24,823,298)†—101.8%		24,959,457

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET— 1.8%		(452,607)

	NET ASSETS—100.0%		$24,506,850

†	At January 31, 2009, the tax basis cost of the Fund's investments was $24,823,298 and the unrealized appreciation and depreciation were $441,979 and $(305,820), respectively.

LOC	Letter of Credit
MBIA	MBIA, Inc.
MTN	Medium Term Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

In September, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008.  SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at January 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total

TDAM Money Market Portfolio	$2,001,620,000	$17,844,096,949	$-	$19,845,716,949
TDAM U.S. Government Portfolio	586,016,000	5,336,665,820	-	5,922,681,820
TDAM Municipal Portfolio	-	1,068,443,540	-	1,068,443,540
TDAM California Municipal Money Market Portfolio	-	332,022,811	-	332,022,811
TDAM New York Municipal Money Market Portfolio	-	187,079,782	-	187,079,782
TDAM Institutional Money Market Fund	18,955,000	176,854,897	-	195,809,897
TDAM Institutional U.S. Government Fund	100,757,000	675,321,664	-	776,078,664
TDAM Institutional Treasury Obligations Money Market Fund	28,322,000	46,996,241	-	75,318,241
TDAM Short-Term Investment Fund	3,459,000	18,026,240	-	21,485,240
TDAM Short-Term Bond Fund	777,000	24,182,457	-	24,959,457

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     TD Asset Management USA Funds Inc.

By (Signature and Title)*     /s/ Mark Bell, President

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Mark Bell, President

Date March 31, 2009

By (Signature and Title)*     /s/ Eric Kleinschmidt, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.